Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2020	Jan. 31, 2019
Cash flows from (used in) operating activities
Net income before income taxes, including equity in net income of an investment in TD Ameritrade		$ 3,648	$ 2,913
Adjustments to determine net cash flows from (used in) operating activities
Provision for credit losses (Note 6)		919	850
Depreciation		291	144
Amortization of other intangibles		202	195
Net securities losses (gains) (Note 5)		(10)	11
Deferred taxes		126	141
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)		(79)	(76)
Securities sold under repurchase agreements		440	1,373
Securities purchased under reverse repurchase agreements		140	(5,051)
Securities sold short		7,832	(588)
Trading loans and securities		(16,475)	5,827
Loans net of securitization and sales		(9,448)	(2,884)
Deposits		21,899	(34,246)
Derivatives		(1,226)	6,297
Non-trading financial assets at fair value through profit or loss		(669)	231
Financial assets and liabilities designated at fair value through profit or loss		7,335	26,727
Securitization liabilities		28	(1,021)
Current taxes		(258)	(764)
Brokers, dealers and clients amounts receivable and payable		(1,347)	(2,178)
Other		(2,476)	(886)
Net cash from (used in) operating activities		10,667	(3,307)
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures		(64)	44
Common shares issued (Note 13)		36	24
Repurchase of common shares (Note 13)		(306)	(313)
Preferred shares issued (Note 13)			346
Sale of treasury shares (Note 13)		2,218	2,353
Purchase of treasury shares (Note 13)		(2,314)	(2,376)
Dividends paid		(1,337)	(1,188)
Redemption of non-controlling interests in subsidiaries			(1,000)
Distributions to non-controlling interests in subsidiaries			(11)
Repayment of lease liabilities	[1]	(143)
Net cash from (used in) financing activities		(1,910)	(2,121)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks		(8,474)	(951)
Activities in financial assets at fair value through other comprehensive income (Note 5)
Purchases		(7,415)	(4,359)
Proceeds from maturities		9,537	7,585
Proceeds from sales		1,795	2,470
Activities in debt securities at amortized cost (Note 5)
Purchases		(15,101)	(5,977)
Proceeds from maturities		11,144	5,903
Proceeds from sales		164	1,116
Net purchases of land, buildings, equipment, and other depreciable assets		(212)	(173)
Net cash acquired from (paid for) divestitures and acquisitions			(536)
Net cash from (used in) investing activities		(8,562)	5,078
Effect of exchange rate changes on cash and due from banks		15	(4)
Net increase (decrease) in cash and due from banks		210	(354)
Cash and due from banks at beginning of period		4,863	4,735
Cash and due from banks at end of period		5,073	4,381
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period		726	1,167
Amount of interest paid during the period		4,235	4,705
Amount of interest received during the period		9,922	10,155
Amount of dividends received during the period		490	356
TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Equity in net income of an investment in TD Ameritrade (Note 7)		$ (205)	$ (322)

[1]	Prior to the adoption of IFRS 16, repayments of finance lease liabilities were included in "Net cash from (used in) operating activities".